Concentrations	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 15 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. At March 31, 2020, cash in bank did not exceed the federally insured limits of $250,000. The Company has not experienced any losses in such accounts through March 31, 2020.

Economic Concentrations

Most all inventory purchases, sales and accounts receivable are recorded in the books of the Company's wholly owned subsidiary Howco, therefore the following disclosure related to economic concentrations is taken from Howco's records and reflect only that information in relative terms.

With respect to customer concentration, one customer accounted for approximately 82.2%, of total sales for the six months ended March 31, 2020. Two customers accounted for approximately 52.5% and 15.5% of total sales for the six months ended March 31, 2019.

With respect to accounts receivable concentration, two customers accounted for 66% and 19.4% of total accounts receivable at March 31, 2020. Two customers accounted for 37.4% and 37.1% % of total accounts receivable at September 30, 2019.

With respect to supplier concentration, two suppliers accounted for approximately 34.4% and 21% of total purchases for the six months ended March 31, 2020. Two suppliers accounted for approximately 22% and 18% % of total purchases for the six months ended March 31, 2019.

Foreign sales totaled approximately $5,200 for the six months ended March 31, 2020. Foreign sales totaled approximately $22,181 for the six months ended March 31, 2019.

NOTE 17 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. At September 30, 2019, cash in bank did not exceed the federally insured limits of $250,000. The Company has not experienced any losses in such accounts through September 30, 2019.

Economic Concentrations

With respect to customer concentration, two customers accounted for approximately 52%, and 14%, of total sales for the year ended September 30, 2019. Three customers accounted for approximately 52%, 17%, and 10%, of total sales for the period ended September 30, 2018.

With respect to accounts receivable concentration, two customers accounted for approximately 57%, and 20%, of total accounts receivable at September 30, 2019. Three customers accounted for approximately 50%, 20% and 20% of total accounts receivable at September 30, 2018.

With respect to supplier concentration, two suppliers accounted for approximately 18% each of total purchases for the year ended September 30, 2019. Two suppliers accounted for approximately 34% and 10% of total purchases for the year ended September 30, 2018.

With respect to accounts payable concentration, three suppliers accounted for approximately 14%, 12%, and 12% of total accounts payable at September 30, 2019. Three suppliers accounted for approximately 18%, 13%, and 11% of total accounts payable at September 30, 2018.

With respect to foreign sales, it totaled approximately $57,483 for the year ended September 30, 2019.